Other liabilities - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of contingent liabilities [line items]
Undiscounted estimated required cash flow	$ 159	$ 139
Minimum
Disclosure of contingent liabilities [line items]
Undiscounted cash flow, Interest rate	0.0250	0.0250
Provision for decommissioning, restoration, estimated period	12 years
Maximum
Disclosure of contingent liabilities [line items]
Undiscounted cash flow, Interest rate	0.0385	0.0333
Provision for decommissioning, restoration, estimated period	15 years
Provision for decommissioning, landfill closures and site remediation, estimated period	50 years